Loans (Tables)	12 Months Ended
Dec. 31, 2021
Loans
Schedule of loans

				In Contract
			Contract	Currencies	in EUR
	Interest rates	Maturity	Currency	12/31/2021	12/31/2021
Current loans
Bank overdraft			EUR	8,355	8,355
Deutsche Bank	2.40%	03/09 - 03/24/22	EUR	2,400,000	2,400,000
CZBANK	3.00 - 3.20%	01/30 - 05/24/22	USD	5,219,953	4,628,430
CITIC BANK	1.96 - 2.13%	02/04 - 06/23/22	USD	7,703,063	6,830,155
ICBC Bank	1.65 - 1.77%	01/19 - 06/02/22	USD	8,735,194	7,745,326
CCB Bank	0.59 - 0.71%	01/30 - 04/24/22	USD	2,920,000	2,589,107
SPD Bank	2.13%	03/05 - 03/25/22	USD	6,540,000	5,798,890
CMSB	1.90%	03/21 - 04/21/22	USD	4,135,457	3,666,829
Shiga Bank	0.98%	10/31/2023	JPY	100,080,000	767,602
Shiga Bank	1.28%	05/31/2022	JPY	16,000,000	122,718
Total current loans					34,557,414
Non-current loans
Shiga Bank	0.98%	10/31/2023	JPY	91,340,000	700,568
Total non-current loans					700,568

				In Contract
			Contract	Currencies	in EUR
	Interest rates	Maturity	Currency	12/31/2020	12/31/2020
Current loans
Bank overdrafts			EUR	264	264
Deutsche Bank	2.55 - 2.60%	02/22 - 03/09/21	EUR	2,400,000	2,400,000
CZBANK	3.5%	04/13 - 05/10/21	USD	1,950,940	1,586,748
CITIC BANK	2.16 - 2.24%	02/05 - 06/02/21	USD	6,001,493	4,881,165
ICBC Bank	2.25 - 2.32%	01/26 - 06/25/21	USD	4,922,324	4,003,449
SPD Bank	3.07 - 3.15%	02/28 - 03/30/21	USD	6,260,000	5,091,415
CCB Bank	1.16%	02/03/21	USD	2,000,000	1,626,650
Shiga Bank	0.98%	11/30/2023	JPY	100,080,000	791,209
Shiga Bank	1.28%	06/01/2022	JPY	33,600,000	265,634
Total current loans					20,646,533
Non‑current loans
Shiga Bank	0.98%	11/30/2023	JPY	191,420,000	1,513,321
Shiga Bank	1.28%	06/01/2022	JPY	16,000,000	126,492
Total non‑current loans					1,639,813